Lease Commitments	12 Months Ended
Dec. 31, 2011
Lease Commitments [Abstract]
Lease Commitments

NOTE 9 – LEASE COMMITMENTS

          The Trust leases office facilities in Saint Paul, Minnesota. These leases include one-hundred-eighty-day cancellation clauses, contain various renewal options and exclude any contingent rental provisions. Rental expense for these operating leases amounted to $61,823 in each of the years 2011, 2010 and 2009.